Note 14 - Subsequent Events (Details Textual)	Jan. 13, 2023	Dec. 19, 2022	Dec. 31, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares
Stockholders' Equity Note, Stock Split, Conversion Ratio	4	4
Common Stock, Shares Authorized (in shares)			1,000,000,000	1,000,000,000	250,000,000
Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	4